                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Incorporated             COM              001055102     6105    94000 SH       Sole                    94000
Abbott Laboratories            COM              002824100     2923    53000 SH       Sole                    53000
Accenture Ltd.                 COM              G1150G111     4502   128000 SH       Sole                   128000
American Express Co.           COM              025816109     4311    98600 SH       Sole                    98600
Amgen Inc.                     COM              031162100     2005    48000 SH       Sole                    48000
Anheuser Busch                 COM              035229103     2515    53000 SH       Sole                    53000
Automatic Data Processing      COM              053015103     2531    59700 SH       Sole                    59700
Berkshire Hathaway, Inc. Class COM              084670207     5367     1200 SH       Sole                     1200
Caterpillar, Inc.              COM              149123101     1409    18000 SH       Sole                    18000
Cintas Corporation             COM              172908105     2854   100000 SH       Sole                   100000
Cisco Systems                  COM              17275R102     5524   229300 SH       Sole                   229300
Coach, Inc.                    COM              189754104     2412    80000 SH       Sole                    80000
Colgate Palmolive Co.          COM              194162103     4402    56500 SH       Sole                    56500
Costco Wholesale Corp.         COM              22160K105     5912    91000 SH       Sole                    91000
General Electric Co.           COM              369604103     3527    95300 SH       Sole                    95300
Harley-Davidson, Inc.          COM              412822108     1125    30000 SH       Sole                    30000
Illinois Tool Works, Inc.      COM              452308109     3405    70600 SH       Sole                    70600
International Business Machine COM              459200101     4076    35400 SH       Sole                    35400
International Game Technology  COM              459902102     3860    96000 SH       Sole                    96000
J.P. Morgan Chase & Co.        COM              46625H100     3780    88000 SH       Sole                    88000
Johnson & Johnson              COM              478160104     4204    64800 SH       Sole                    64800
McDonald's Corp.               COM              580135101    10764   193000 SH       Sole                   193000
McGraw-Hill Co.                COM              580645109     2734    74000 SH       Sole                    74000
Medtronic, Inc.                COM              585055106     3995    82600 SH       Sole                    82600
Microsoft Corp.                COM              594918104     2622    92400 SH       Sole                    92400
Nokia Corporation              COM              654902204     4775   150000 SH       Sole                   150000
Omnicom Group, Inc.            COM              681919106     3234    73200 SH       Sole                    73200
Starbucks                      COM              855244109     1435    82000 SH       Sole                    82000
Stryker Corp.                  COM              863667101     4853    74600 SH       Sole                    74600
Target Corp.                   COM              87612E106     3664    72300 SH       Sole                    72300
The Estee Lauder Companies Inc COM              518439104     3783    82500 SH       Sole                    82500
The Goldman Sachs Group, Inc.  COM              38141G104     6450    39000 SH       Sole                    39000
The Home Depot, Inc.           COM              437076102     1986    71000 SH       Sole                    71000
United Parcel Services B       COM              911312106     2629    36000 SH       Sole                    36000
United Technologies Corp.      COM              913017109     6428    93400 SH       Sole                    93400
Walgreen Co.                   COM              931422109     3969   104200 SH       Sole                   104200
Wm. Wrigley, Jr. Company       COM              982526105     3386    53875 SH       Sole                    53875